CONSOLIDATED FINANCIAL STATEMENTS - Financial information of the associate companies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	R$ 7,767,813	R$ 3,005,645	R$ 2,475,863	R$ 4,160,654
Total current assets	32,669,423	29,197,937
Total non-current assets	54,145,070	45,687,207
Cost of sales	(57,823,416)	(57,583,992)	(63,661,156)
Financial income	726,154	903,019	606,362
Financial expenses	(1,508,339)	(1,396,789)	(1,563,158)
Income and social contribution taxes	(864,653)	(1,809,622)	(4,379,475)
Net income	4,599,062	7,536,983	11,479,552
Depreciation and amortization	3,126,247	3,047,212	2,866,699
Total comprehensive income (loss) recognized in the year	11,672,894	5,653,319	10,685,482
Associate companies
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	89,078	138,389	12
Total current assets	173,927	165,048	10,148
Total non-current assets	1,064,426	424,053	165,267
Total current liabilities	54,664	122,308	22,374
Total non-current liabilities	53,305	7,965	31,266
Net sales	231,495	80,312	66,163
Cost of sales	(136,254)	(41,022)	(32,368)
Income before financial income (expenses) and taxes	50,805	(15,033)	32,703
Financial income	2,685	33,528	1,187
Financial expenses	(2,619)	(4,793)	(6,359)
Income and social contribution taxes	(16,617)	(2,557)	(3,009)
Net income	34,254	9,134	24,522
Depreciation and amortization	16,165	10,329	11,646
Total comprehensive income (loss) recognized in the year	R$ 34,254	R$ 9,134	R$ 24,522